THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101

November 5, 2010

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
Division of Investment Management
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Linda:

Enclosed for filing please find Post-Effective Amendment No. 150 (“PEA No. 150”) to the registration statement on Form N-1A for Unified Series Trust (the “Trust”) seeking registration of a new series, the Sound Mind Investing Balanced Fund (the “Balanced Fund”).

Except for the following sections, the Fund’s prospectus and SAI conform to those used by each other series of the Trust.  Pursuant to Release No. IC-13768, we respectfully request that the SEC staff selectively review only those sections that materially differ from the prospectus and SAI on file with the staff, as follows:

Summary and Statutory Prospectus
                 Principal Investment Strategies and Risks
Risk/Return Summary
Fees and Expenses of Investing in the Fund
Management of the Fund

SAI
Additional Information About the Fund’s Investments and Risk Considerations
Investment Advisor

We note that the SEC Staff previously has reviewed and commented on the “Fund Upgrading Strategy” that will be used by the adviser to manage the equity portfolio of the Balanced Fund.    This strategy is described in the Prospectus dated March  1, 2010 for the Sound Mind Investing Fund, another series of the Trust managed by the same adviser.

The SEC Staff  also reviewed and commented on the “Core Plus Bond Strategy” that the Fund’s sub-adviser, Reams Asset Management, will use to mange the fixed income portfolio of the Balanced Fund.  Reams uses this same strategy to manage the  Frontegra Columbus Core Plus Fund as described in its prospectus dated  October 31, 2010 (SEC File Nos 333-7305 and 811-7685).

We look forward to receiving your comments.  Please call me at (314) 552-6295 if you have any questions regarding the new Balanced Fund.

Sincerely,

THOMPSON COBURN LLP

By:  /s/ Dee Anne Sjögren